Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Bank Premises and Equipment [Abstract]
Summary of Premises and Equipment
A summary of premises and equipment at December 31, 2025 and 2024 follows:

(dollars in thousands)
	2025	2024
Land	$2,856	$2,651
Buildings	43,454	37,103
Furniture, fixtures and equipment	56,547	64,059
Leasehold improvements	36,865	36,448
Total bank premises and equipment	139,722	140,261
Accumulated depreciation and amortization	(99,015)	(106,479)
Total	$40,707	$33,782